Fair Value Measurements - Armada - Interim - Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants (Detail) - Public Placement - Armada Acquisition Corp. II
May 22, 2025 $ / shares yr
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.064
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0399
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.845
Weighted term (Yrs)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	2.99